UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

-FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hutchens Investment Management, Inc.
Address:    228 Main Street
            P. O. Box 1549
            New London, NH  03257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons signing this Report on Behalf of Reporting Manager:

Name:     William Hutchens
Title:    President
Phone:    603-526-4104
Signature, Place, and Date of Signing:

     William Hutchens       New London, NH       January 13, 2004

Report Type (Check only one.):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Mangers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.










                           FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   104

Form 13F Information Table Value Total:    $204,309


ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5

ITEM 6

ITEM 7

ITEM 8

NAME OF ISSUER
TITLE OF CLASS
CUSIP #
FAIR MKT VAL
SHARE
(A) SOLE
(B) SHARED
(C) SHARED
Managers

VOTING AUTHORITY SHARES







AS DEF IN
OTHER
See Instr V
(A)SOLE
(B)SHARED
(C)NONE






INST. 5

















Abbott Labs
Common
002824100
1555.368
33377
x



1600

31777
Allstate Corp.
Common
020002101
3694.988
85890
x



35300

50590
AllTel Corp
Common
020039103
1439.322
30900
x



21700

9200
American Int'l Group
Common
026874107
3725.665
56211
x



23350

32861
American Power Conv.
Common
029066107
643.737
26275
x



9600

16675
Amgen, Inc
Common
031162100
937.972
15180
x



750

14430
Amkor Technologies Inc Com
Common
031652100
260.309
14350
x



5400

8950
Anheuser-Busch
Common
035229103
943.71
17914
x



750

17164
AON Corp.
Common
037389103
774.459
32350
x



24300

8050
Apache Corporation
Common
037411105
3930.511
48465
x



17799

30666
Aptargroup Inc.
Common
038336103
474.825
12175
x



4600

7575
Avanex Corp.
Common
05348W109
80.464
16125
x





16125
BankAmerica Corp.
Common
060505104
3477.793
43240
x



18050

25190
Barnes & Noble, Inc.
Common
067774109
810.574
24675
x



9250

15425
Bear Stearns Cos.
Common
073902108
4893.34
61205
x



29350

31855
Becton Dickinson
Common
075887109
2970.308
72200
x



31400

40800
Bellsouth Corp
Common
079860102
1732.667
61225
x



46200

15025
Biogen IDEC Inc.
Common
09062X103
493.762
13454
x



4945

8509
Borg Warner Auto
Common
099724106
644.405
7575
x



3100

4475
Broadcom Corp
Common
111320107
540.033
15874
x



4835

11039
Cadence Design Sys., Inc.
Common
127387108
2655.646
147700
x



62050

85650
Canadian National Railway Co.
Common
136375102
4063.209
64210
x



32225

31985
Cisco Systems,Inc.
Common
17275R102
4322.317
178387
x



50410

127977
Citigroup
Common
172967101
5274.211
108657
x



48350

60307
Clorox
Common
189054109
2288.633
47130
x



20000

27130
Computer Sciences
Common
205363104
3205.569
72475
x



28600

43875
ConocoPhillips
Common
20825C104
2229.839
34007
x



13200

20807
Constellation Brands
Common
21036P108
544.168
16525
x



6300

10225
Convergys Corp
Common
212485106
281.106
16100
x



6000

10100
Corning Inc.
Common
219350105
293.187
28110
x



8450

19660
Coventry Health Care Inc.
Common
222862104
4151.544
64375
x



25700

38675
Danaher Corp
Common
235851102
237.265
2586
x





2586
Dell Inc.
Common
24702R101
1483.397
43655
x



1825

41830
Dentsply Int'l
Common
249030107
397.496
8800
x



3300

5500
Devon Energy Corp.
Common
25179M103
1880.132
32835
x



21700

11135
EMC Corp
Common
268648102
225.842
17480
x



4840

12640
Energen Corp.
Common
29265N108
577.497
14075
x



5600

8475
Engelhard Corp.
Common
292845104
2705.234
90325
x



31600

58725
Entergy Corp.
Common
29364G103
1775.315
31075
x



23350

7725
Everest Reinsurance Hld.
Common
G3223R108
4200.39
49650
x



20600

29050
Exelon Corp.
Common
30161N101
3906.082
58862
x



27750

31112
Fidelity National Fin.
Common
316326107
297.171
7663
x



2850

4813
Fortune Brands
Common
349631101
2166.147
30300
x



13650

16650
Freeport Mcmor Cop&Gld
Common
35671D857
4335.177
102900
x



40750

62150
General Dynamics Corp
Common
369550108
3665.766
40555
x



16875

23680
General Electric
Common
369604103
4332.987
139864
x



49200

90664
Golden West Financial Corp
Common
381317106
430.818
4175
x





4175
Harman International
Common
413086109
676.917
9150
x



3400

5750
Harmonic Inc.
Common
413160102
100.231
13825
x



3575

10250
Hasbro, Inc.
Common
418056107
4038.944
189800
x



79300

110500
Hewlett-Packard Co.
Common
428236103
992.235
43197
x



30700

12497
Home Depot
Common
437076102
3268.913
92108
x



39600

52508
Ingersoll-Rand Co
Common
G4776G101
4015.102
59150
x



23750

35400
Intel Corp.
Common
458140100
3014.335
94051
x



4700

89351
Int'l Business Machines
Common
459200101
2346.75
25321
x



5675

19646
J.P. Morgan Chase & Co.
Common
46625H100
4591.617
125010
x



50400

74610
JDS Uniphase Corp.
Common
46612J101
110.692
30410
x



6150

24260
Johnson & Johnson
Common
478160104
1245.006
24100
x



1200

22900
KLA-Tencor Corp.
Common
482480100
228.716
3907
x



925

2982
Lear Corp.
Common
521865105
5294.312
86325
x



35200

51125
Magna International Inc. Cl A
Common
559222401
3107.541
38820
x



16150

22670
MBNA Corp
Common
55262L100
2380.009
95775
x



42200

53575
McKesson HBOC Inc.
Common
58155Q103
3355.896
104350
x



42675

61675
Metlife Inc Com
Common
59156R108
4737.874
140715
x



69900

70815
Mettler-Toledo Int'l.
Common

506.52
12000
x



4400

7600
Microfinancial Inc.
Common
595072109
71.92
24800
x





24800
Morgan Stanley
Common
617446448
2096.051
36220
x



12950

23270
National City Corp.
Common
635405103
3153.026
92900
x



57050

35850
Network Appliance, Inc.
Common
64120L104
298.322
14595
x



5685

8910
Nortel Network
Common
656568102
191.407
45250
x



11550

33700
Nvidia Corp.
Common
67066G104
1571.22
67725
x



12400

55325
Pepsico, Inc.
Common
713448108
2471.792
53020
x



22300

30720
Pfizer
Common
717081103
3952.968
111887
x



39000

72887
Popular, Inc.
Common
733174106
2198.995
49030
x



19375

29655
Procter & Gamble
Common
742718109
3173.088
31769
x



11100

20669
Progressive Corp-Ohio
Common
743315103
1884.537
22545
x



9500

13045
Public Svc Enterprise Gp
Common
744573106
2228.325
50875
x



33700

17175
QSound Labs, Inc.
Common
74728C307
20.75
12500
x





12500
Qualcomm, Inc.
Common
747525103
279.088
5175
x



1150

4025
Qwest Diagnostics Inc.
Common
74834L100
4426.81
60550
x



25750

34800
Safeco Corp.
Common
786429100
2196.236
56415
x



22600

33815
SBC Communications
Common
78387G103
2499.044
95859
x



50680

45179
Scotts Company
Common
810186106
2581.742
43640
x



30400

13240
SPX Corp.
Common
784635104
424.902
7225
x



2700

4525
SS&C Technologies, Inc.
Common
85227Q100
289.282
10350
x





10350
St. Paul Companies
Common
792860108
1120.311
28255
x



15250

13005
Sun Microsystems
Common
866810104
159.776
35744
x



7985

27759
Synopsys Inc.
Common
871607107
3393.618
100225
x



41700

58525
Teleflex, Inc.
Common
879369106
3462.844
71650
x



32000

39650
Toll Brothers Inc.
Common
889478103
840.924
21150
x



8200

12950
Torchmark Corp
Common
891027104
785.565
17250
x



6100

11150
Toro, Co.
Common
891092108
685.56
14775
x



5550

9225
United Technologies
Common
913017109
3367.178
35530
x



14975

20555
UnitedHealth Group Inc.
Common
91324P102
863.1
14835
x



800

14035
UTStarcom Inc
Common
918076100
747.887
20175
x



6605

13570
Varian Inc.
Common
922206107
235.379
5650
x



2100

3550
Veritas Software Corp.
Common
923436109
2181.403
58925
x



9150

49775
Washington Mutual Inc.
Common
939322103
3893.726
97052
x



42200

54852
Waters Corp.
Common
941848103
3931.615
118565
x



51550

67015
Webster Financial Corp.
Common
947890109
358.854
7825
x





7825
Wellpoint Health Ntwk.
Common
94973H108
1025.281
10571
x



1500

9071
Whirlpool Corp.
Common
963320106
724.684
9975
x



4000

5975
Yankee Candle Corporation
Common
984757104
353.923
12950
x



4900

8050
zoltek Companies, Inc.
Common
98975W104
206.292
40850
x





40850